Note 8 - Income Taxes (Details) - Reconciliation of Income Tax Expense - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Income Tax Expense [Abstract]
Tax at U.S. statutory rate		$ (13,612,000)	$ (35,000)	$ (35,000)
Tax at U.S. statutory rate		(18893.00%)	(24448.00%)
Effect of permanent items		$ 3,000		200
Effect of permanent items		6.00%	163.00%
State and foreign tax (benefit), net of federal tax effect		$ (253,000)	$ (3,200)	(3,200)
State and foreign tax (benefit), net of federal tax effect		(1754.00%)	(2255.00%)
Research and experimentation tax credits, net		$ 325,000	$ (600)	(100)
Research and experimentation tax credits, net		(328.00%)	(33.00%)
Effect of tax rate change	[1]	$ 15,183,000
Valuation allowance, net		$ (973,000)	$ 52,100	34,100
Valuation allowance, net		28118.00%	23802.00%
Worthless stock deduction			$ (9,300)
Worthless stock deduction		(4997.00%)
Other		$ (673,000)	$ (4,000)	$ 4,000
Other		(2152.00%)	2771.00%

[1]	Effect of state tax amendment N.J.S.A. 54:10A-6 which replaced a three-fraction allocation formula of the Corporation Business Tax allocation factor with a singlesales fraction formula.